Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management
Schedule of hedging instruments

EURm	USD	CNY	JPY	INR
2021
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	601	(484)	500	(219)
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	1 580	–	–	–
Foreign exchange exposure designated as hedged item for net investment hedging(3)	1 540	920	–	201
Foreign exchange exposure from interest-bearing liabilities(4)	(841)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(1 602)	(938)	155	(404)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	1 372	896	(109)	322
EURm	USD	GBP	CNY	JPY
2020
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	313	238	–	369
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	705	(52)	–	–
Foreign exchange exposure designated as hedged item for net investment hedging(3)	392	136	746	–
Foreign exchange exposure from interest-bearing liabilities(4)	(1 207)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	88	(148)	(894)	130
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	(324)	120	714	(95)

(1)   Includes foreign exchange exposure from forecasted cash flows related to sales and purchases. In some currencies, especially the US dollar, Nokia has substantial foreign exchange exposures in both estimated cash inflows and outflows. These underlying exposures have been hedged.

(2)   Includes foreign exchange exposure from contractual firm commitments. These underlying exposures have been substantially hedged.

(3)   Includes net investment exposures in foreign operations. These underlying exposures have been hedged.

(4)   Includes interest-bearing liabilities that have been hedged with cross-currency swaps and foreign exchange forwards. Refer to Note 21, Interest-bearing liabilities.

(5)   Items on the statement of financial position are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss.

Schedule of VaR from financial instruments

	2021				2020
		Simulated impact on financial statements				Simulated impact on financial statements
EURm	Total VaR	Profit	OCI	CTA	Total VaR	Profit	OCI	CTA
As of 31 December	11	12	31	–	9	15	21	–
Average for the year	7	12	19	–	9	18	30	–
Range for the year	4-13	10-15	14-31	0-0	6-18	8-32	15-41	0-0

Schedule of Interest rate profile of interest-bearing assets and liabilities

	2021		2020
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Current financial investments	182	2 395	104	1 017
Cash and cash equivalents	499	6 192	324	6 616
Interest-bearing liabilities	(3 871)	(782)	(4 687)	(889)
Financial assets and liabilities before derivatives	(3 190)	7 805	(4 259)	6 744
Interest rate derivatives	838	(838)	661	(661)
Financial assets and liabilities after derivatives	(2 352)	6 967	(3 598)	6 083

(1)   All cash equivalents and derivative transaction-related collaterals with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.

Schedule of sensitivity to interest rate exposure in the investment and debt portfolios.

	2021			2020
	Impact on	Impact	Impact	Impact on	Impact	Impact
EURm	fair value	on profit	on OCI	fair value	on profit	on OCI
Interest rates – increase by 100 basis points	140	1	2	190	1	4
Interest rates – decrease by 50 basis points	(77)	–	(1)	(100)	(1)	(2)

Schedule of effects of hedge accounting on the financial position and performance

EURm	Cash flow hedges(1)	Net investment hedges(1)	Fair value hedges for FX risk(1)	Fair value and cash flow hedges(1)
2021
Carrying amount of hedging instruments	(19)	(11)	(57)	(54)
Notional amount of hedging instruments	(1 196)	(2 949)	(1 579)	891
Notional amount of hedged items	1 201	2 949	1 577	(891)
Change in intrinsic value of hedging instruments since 1 January	(43)	(249)	(95)	(25)
Change in value of hedged items used to determine hedge effectiveness	40	249	92	25
2020
Carrying amount of hedging instruments	19	(2)	69	(154)
Notional amount of hedging instruments	(787)	(1 620)	(636)	815
Notional amount of hedged items	787	1 620	635	(815)
Change in intrinsic value of hedging instruments since 1 January	33	265	79	118
Change in value of hedged items used to determine hedge effectiveness	(35)	(265)	(87)	(116)

(1)   No significant ineffectiveness has been recorded during the periods presented and economic relationships have been fully effective.

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting as of 31 December:

					Maturity breakdown of notional amounts (EURm)(1)
	Currency	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Between 1 and 3 years	Beyond 3 years
2021
Cash flow hedge accounting
	GBP	(4)	0.8574	(209)	(55)	(154)	–	–
	GBP	4	0.8570	203	(6)	92	110	7
	JPY	(1)	130.3819	(392)	(100)	(292)	–	–
	USD	(25)	1.1586	(1 042)	(358)	(684)	–	–
	USD	14	1.1643	457	6	201	235	15
Net investment hedge accounting
	CNY	(4)	7.2106	(920)	(920)	–	–	–
	INR	(4)	85.8900	(201)	(201)	–	–	–
	USD	1	1.1290	(1 540)	(1 540)	–	–	–
Fair value hedge accounting for FX risk
	USD	(61)	1.1689	(1 580)	(73)	(238)	(1 130)	(139)
2020
Cash flow hedge accounting
	GBP	0	0.9039	(238)	(66)	(144)	(28)	–
	JPY	7	122.5961	(204)	(47)	(157)	–	–
	USD	17	1.1809	(268)	(64)	(204)	–	–
Net investment hedge accounting
	CNY	4	7.9625	(746)	(746)	–	–	–
	USD	(6)	1.2158	(392)	(392)	–	–	–
Fair value hedge accounting for FX risk
	USD	70	1.1490	(705)	(114)	(66)	(487)	(38)

(1)   Negative notional amounts indicate that hedges sell currency, and positive notional amounts indicate that hedges buy currency.

Schedule for allowance of doubtful accounts

		Past due	Past due	Past due
EURm	Current	1-30 days	31-180 days	More than 180 days	Total
Trade receivables	5 043	131	249	232	5 655
Contract assets	1 146	–	–	–	1 146
Customer financing related loan receivables	216	–	1	66	283
Total gross receivables	6 405	131	250	298	7 084
Expected credit loss allowance	(202)	(9)	(44)	(189)	(444)
Total net receivables	6 203	122	206	109	6 640

Schedule of loans and loan allowances

EURm	2021	2020	2019
Expected credit loss allowance	444	434	223
Expected credit loss charged to income statement	10	211	21

Schedule of outstanding fixed income and money market investments

EURm	Rating(1)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(2)(3)
2021
	AAA	–	1 819	–	–	–	–	1 819
	AA+ - AA-	1 073	567	–	–	–	–	1 640
	A+ - A-	1 534	2 376	371	125	229	–	4 635
	BBB+ - BBB-	180	879	2	–	–	–	1 061
	BB+ - BB-	44	–	–	–	–	–	44
	B+ - B-	25	–	–	–	–	–	25
	CCC+ - CCC-	–	–	–	–	–	–	–
	Non-rated	32	12	–	–	–	–	44
Total		2 888	5 653	373	125	229	–	9 268
2020
	AAA	–	1 411	–	–	–	–	1 411
	AA+ - AA-	895	352	–	–	–	–	1 247
	A+ - A-	1 685	2 593	50	70	155	50	4 603
	BBB+ - BBB-	106	490	100	–	–	–	696
	BB+ - BB-	36	–	1	–	–	–	37
	B+ - B-	26	–	–	–	–	–	26
	CCC+ - CCC-	3	–	–	–	–	–	3
	Non-rated	30	8	–	–	–	–	38
Total		2 781	4 854	151	70	155	50	8 061

(1)   Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.

(2)   Current financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.

(3)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 424 million (EUR 325 million in 2020) of instruments that have a call period of less than three months.

Schedule of financial assets and liabilities subject to offsetting under enforceable master netting agreements

				Related amounts not set off in the statement of financial position
EURm	Gross amounts of financial assets/ (liabilities)(1)	Gross amounts of financial liabilities/ (assets) set off in the statement of financial position	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral (received)/pledged	Net amount
2021
Derivative assets	139	–	139	(102)	(26)	11
Derivative liabilities	(229)	–	(229)	102	126	(1)
Total	(90)	–	(90)	–	100	10
2020
Derivative assets	149	–	149	(53)	(89)	7
Derivative liabilities	(204)	–	(204)	53	134	(17)
Total	(55)	–	(55)	–	45	(10)

(1)   In 2020 gross amounts of financial assets and liabilities have been adjusted to include only derivative contracts that are under enforceable master netting agreements.

Schedule of undiscounted cash flow analysis for lease liabilities, financial liabilities and financial assets

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2021
Non-current financial assets
Other non-current financial assets(1)	236	15	13	110	86	12
Current financial assets
Other current financial assets excluding derivatives(1)	128	110	18	–	–	–
Current financial investments	2 576	2 274	302	–	–	–
Cash and cash equivalents(2)	6 695	6 268	71	126	230	–
Cash flows related to derivative financial assets net settled:
Derivative contracts - receipts	2	–	(2)	4	–	–
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	10 498	7 907	1 774	462	49	306
Derivative contracts – payments	(10 291)	(7 835)	(1 713)	(434)	(35)	(274)
Trade receivables	5 673	4 829	812	32	–	–
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(5 409)	(39)	(86)	(1 171)	(2 038)	(2 075)
Long-term lease liabilities	(882)	–	–	(353)	(225)	(304)
Other non-current financial liabilities	(34)	–	–	(34)	–	–
Current financial and lease liabilities
Short-term interest-bearing liabilities	(116)	(89)	(27)	–	–	–
Short-term lease liabilities	(236)	(62)	(174)	–	–	–
Other financial liabilities excluding derivatives(3)	(522)	(504)	(18)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	12 100	8 483	1 629	1 179	180	629
Derivative contracts – payments	(12 220)	(8 556)	(1 663)	(1 231)	(176)	(594)
Discounts without performance obligations	(664)	(419)	(175)	(70)	–	–
Trade payables	(3 679)	(3 522)	(152)	(4)	–	(1)
Commitments given and obtained
Loan commitments given undrawn(4)	(21)	(3)	(18)	–	–	–
Loan commitments obtained undrawn(5)	1 482	(1)	(3)	80	1 406	–
Leases committed but not yet commenced	(223)	–	–	(8)	(23)	(192)

(1)   Other non-current financial assets and other current financial assets excluding derivatives include mainly customer financing related loan receivables.

(2)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 424 million of instruments that have a call period of less than three months.

(3)   Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.

(4)   Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(5)   Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2020
Non-current financial assets
Other non-current financial assets(1)	188	–	–	66	79	43
Current financial assets
Other current financial assets excluding derivatives(1)	39	2	37	–	–	–
Current financial investments	1 121	1 020	101	–	–	–
Cash and cash equivalents(2)	6 944	6 618	50	70	156	50
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	7 810	5 873	1 299	599	39	–
Derivative contracts – payments	(7 682)	(5 813)	(1 258)	(573)	(38)	–
Trade receivables	5 802	4 674	974	154	–	–
Non-current financial and lease liabilities
Long-term interest-bearing liabilities	(5 920)	(39)	(97)	(794)	(2 194)	(2 796)
Long-term lease liabilities	(750)	–	–	(338)	(220)	(192)
Current financial and lease liabilities
Short-term interest-bearing liabilities	(564)	(552)	(12)	–	–	–
Short-term lease liabilities	(232)	(65)	(167)	–	–	–
Other financial liabilities excluding derivatives(3)	(434)	(420)	(14)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	6 926	4 870	883	525	45	603
Derivative contracts – payments	(6 999)	(4 906)	(882)	(563)	(35)	(613)
Discounts without performance obligations(4)	(747)	(421)	(310)	(13)	(3)	–
Trade payables	(3 174)	(3 049)	(122)	(2)	–	(1)
Commitments given and obtained
Loan commitments given undrawn(5)	(180)	(26)	(26)	(128)	–	–
Loan commitments obtained undrawn(6)	1 482	(1)	(3)	(8)	1 494	–
Leases committed but not yet commenced	(182)	(1)	(3)	(43)	(29)	(106)

(1)   Other non-current financial assets and other current financial assets excluding derivatives include mainly customer financing related loan receivables.

(2)   Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond three months include EUR 325 million of instruments that have a call period of less than three months.

(3)   Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.

(4) In 2021, Nokia has revised the classification of discounts without performance obligations and included this financial liability in the table. The comparative amounts for 2020 have been adjusted accordingly.

(5)   Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(6)   Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.